Restructuring and Transaction Activities, Restructuring Accrual Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 26, 2020	Sep. 28, 2019		Sep. 29, 2018
Restructuring Accrual [Roll Forward]
Beginning balance	$ 7	$ 13
Charges	79	(124)
Non-cash asset impairment	(2)	(8)		$ 0
Cash	(67)
Cash		126
Ending balance	17	7		13
SFL [Member]
Restructuring Accrual [Roll Forward]
Pretax gain on sale of business		214
Employee Severance and Benefits [Member]
Restructuring Accrual [Roll Forward]
Beginning balance	2	9
Charges	34	10
Non-cash asset impairment	0	0
Cash	(26)	(17)
Ending balance	10	2		9
Facility Exit Costs [Member]
Restructuring Accrual [Roll Forward]
Beginning balance	5	4
Charges	9	4
Non-cash asset impairment	0	0
Cash	(7)	(3)
Ending balance	7	5		4
Non-Cash Impairment Charges [Member]
Restructuring Accrual [Roll Forward]
Beginning balance	0	0
Charges	2	8
Non-cash asset impairment	(2)	(8)
Cash	0	0
Ending balance	0	0		0
Transaction Activities [Member]
Restructuring Accrual [Roll Forward]
Beginning balance	0	0
Charges	34	(146)	[1]
Non-cash asset impairment	0	0
Cash	(34)
Cash		146
Ending balance	$ 0	$ 0		$ 0

[1]	Consists of $214 million gain on the sale of our SFL business in 2019 offset by professional fees and other costs related to the RPC acquisition.